INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 4,693,884	$ 4,764,034	$ 4,723,102
Payable related to league tournaments rights	1,111,771	1,259,822
Waiver of payable related to league tournaments right	856,965		$ 916,405
Payable related to league tournaments rights, current	732,236	1,921,518
Payable related to league tournaments rights, non-current	$ 1,546,701	$ 2,342,940